Rights of use of assets (Details 2) - ARS ($) $ in Millions	Jun. 30, 2020	Jun. 30, 2019
Statement Line Items [Line Items]
Total depreciation of right-of-use assets	$ 4,711
Real Estate [Member]
Statement Line Items [Line Items]
Total depreciation of right-of-use assets	538
Telecommunications [Member]
Statement Line Items [Line Items]
Total depreciation of right-of-use assets	3,155
Others [Member]
Statement Line Items [Line Items]
Total depreciation of right-of-use assets	$ 1,018